Fair Value Measurements - Assets and liabilities measured at fair value on a recurring basis (Detail) - USD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other liabilities-noncurrent		$ 400	$ 400
Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 700,267	122,663	134,596
Other liabilities-noncurrent		445	419
Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	700,267	122,663	134,596
Other liabilities-noncurrent		0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0	0
Other liabilities-noncurrent		0	0
Fair Value, Measurements, Recurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 0	0	0
Other liabilities-noncurrent		$ 445	$ 419